RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
7.	RELATED PARTY TRANSACTIONS AND BALANCES

On January 16, 2017, the Company entered into a non-revolving credit facility agreement (the “Credit Facility”) in the amount of $2,000 with Mark Smith, Chief Executive Officer and Executive Chairman of NioCorp. The Credit Facility bears an interest rate of 10% and drawdowns from the Credit Facility are subject to a 2.5% establishment fee. Amounts outstanding under the Credit Facility are secured by all of the Company’s assets pursuant to a general security agreement between the Company and Mr. Smith dated June 17, 2015. The Credit Facility contains financial and non-financial covenants customary for a facility of this size and nature. On January 18, 2017, the Company completed a drawdown from the Credit Facility in the amount of $175.

The Company has an additional loan with Mr. Smith (the “Original Smith Loan”) that bears an interest rate of 10%, is secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee. The principal amount outstanding under the Original Smith Loan is $1,000.

On March 20, 2017, the due dates on the Smith Credit Facility and the Original Smith Loan were extended to June 16, 2018 and June 17, 2018, respectively.

As of March 31, 2017, accounts payable and accrued liabilities included interest payable to Mr. Smith of $107.

9.	RELATED PARTY TRANSACTIONS AND BALANCES

On June 17, 2015, the Company entered into a one-year loan in the amount of $1,500 with Mark A. Smith, Chief Executive Officer and Executive Chairman of NioCorp. The one-year term loan bears an interest rate of 10%, is secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.

On July 1, 2015, the Company entered into a non-revolving credit facility agreement (collectively, with the loan above, the “Smith Loans”) in the amount of $2,000 with Mark Smith and completed a drawdown of $500 on that day, and an additional $100 was drawn under the credit facility on December 2, 2015. The credit facility bears an interest rate of 10%, is secured by the Company's assets pursuant to a general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.

With the receipt of additional funding proceeds from the December Private Placement and Convertible Security, on January 13, 2016, the Company repaid $1,100 of the outstanding Smith Loans, representing 100% of amounts drawn down under the credit facility, plus $500 of the amount due under the one-year loan. Interest and establishment fees payable as of December 31, 2015 were also paid. As of June 30, 2016, accounts payable and accrued liabilities included interest payable to Mr. Smith of $53.

Effective June 16, 2016, the Company and Mr. Smith agreed to extend the due date for the remaining loan amount of $1,000 until June 16, 2017.